October 17, 2014

VIA ELECTRONIC TRANSMISSION

Securities & Exchange Commission

Public Filing Desk

100 F Street, N.E.

Washington, D.C. 20549

Re:

Mutual Fund Series Trust, File Nos. 333-132541 and 811-21872

Dear Sir/Madam:

On behalf of Mutual Fund Series Trust, a registered investment company (the “Trust”), we hereby submit, via electronic filing, Post-Effective Amendment No. 184 to the Trust’s Registration Statement (the “Amendment”).  The Amendment is filed pursuant to Rule 485(a) promulgated under the Securities Act of 1933.  The purpose of this filing is to make certain revisions to the investment strategy and related risk disclosures, change the name of certain series of the Trust, and make other revisions to the prospectus and Statement of Additional Information of the Catalyst MLP & Infrastructure Fund (formerly, AlphaCentric Total Return Income Fund).

If you have any questions, please contact JoAnn Strasser at (614) 469-3265 or Tanya Goins at (202) 973-2722.

Sincerely,

/s/Thompson Hine LLP

Thompson Hine LLP

745021.31